Stock Options and Stock-based Compensation (Details 4)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate	0.35%	1.04%	1.15%	1.35%
Volatility factor	24.48%	24.04%	24.28%	23.00%
Weighted average expected life (in years)	7 years	7 years	7 years	7 years
Dividend rate	0.00%	0.00%	0.00%	0.00%